NOTES PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																														1 Months Ended			3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 30, 2026 USD ($)	Nov. 30, 2025 USD ($)	Oct. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 30, 2025 USD ($)	Jul. 30, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jun. 15, 2025 USD ($)	Mar. 25, 2025 USD ($)	Mar. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	May 07, 2024	Apr. 12, 2024 USD ($)	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 06, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 11, 2022 USD ($)	Sep. 16, 2020 shares	Oct. 03, 2019 USD ($)	Feb. 28, 2025 USD ($)	Aug. 31, 2023	Jul. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2020 USD ($)	Sep. 19, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 11, 2024 shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Nov. 30, 2023 AUD ($)	Jul. 05, 2023	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)
Principal amount																																																	$ 54,850							$ 54,850		$ 130,800	$ 168,200			$ 57,639	$ 85,000		$ 71,629				$ 71,629
Debt instrument interest rate percentage																																																																						10.00%
Accrued interest																																																	4,365							4,365		8,700	16,632
Amortization of debt discount																																																								193,283	$ 246,612	294,005	202,952
Debt remaining																																																	399,235							399,235		313,550	338,362
Original issue discount																																																	75,056							75,056		38,854	38,994
Note payable, net of discount																																																	281,508							281,508		204,694
Debt instrument default interest rate																									24.00%
Debt premium																																																	114,399							114,399		124,629	91,171
Penalty amount																																																								30,000		30,000
Fee amount																																																	3,770							3,770		3,832	1,838
Derivative liabilities																																																	191,770							191,770		133,886	423,209
Conversion of stock amount converted																																																								10,229	166,535	246,254	411,111
Proceeds from convertible debt																																																								150,000	516,875	567,050	590,250
Gain on extinguishment of debt																																																	(809,954)			$ (6,781)				$ (840,032)	27,318	$ 54,565	25,969
Conversion price percentage																																																								4.99%		4.99%
Number of shares issued | shares																																																																263			29	23
Issuance of common stock for conversion of convertible debt and accrued interest																																																	18,205	$ 58,279	$ 99,891	195,090	$ 92,057	$ 229,190				$ 773,548	1,387,723
Settlement of convertible debt																																																								$ 8,000	142,909	142,909
Maximum [Member]
Debt instrument interest rate percentage																																																																		8.00%
Convertible Notes One [Member]
Amortization of debt discount																																																	59,639			81,708				193,283	246,612	294,005	202,952
Subsequent Event [Member]
Principal amount																																																													$ 44,925
Accrued interest																																																													7,053
Debt premium																																																													9,337
Fee amount																																																													$ 2,548
Securities Purchase Agreement [Member]
Principal amount																																																											65,280
Debt instrument maturity date																																													Oct. 03, 2020
Amortization of debt discount																																																								164,000	196,625	232,700	210,278
Debt premium																																																	$ 0			$ 261,538				$ 0	$ 261,538	$ 279,711	232,674
Red Road Holdings Securities Purchase Agreement [Member]
Principal amount																																							$ 53,750
Debt instrument interest rate percentage																																							8.00%
Debt descrition																																							The Red Road Note may be prepaid until 180 days from its issuance date, subject to the following: if prepaid within 60 days of the issuance date, the prepayment premium is 110% of the face amount of such note plus any accrued interest, if prepaid after 60 days but less than 91 days from the issuance date, then the prepayment premium is 115% of the face amount plus any accrued interest of such note, if prepaid after 90 days but less than 121 days from the issuance date, then the prepayment premium is 120% of the face amount plus any accrued interest of such note, if prepaid after 120 days but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest of such note, and if prepaid after 150 days but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest of such note
Monthly payment amount																																																											0
Principal amount																																																											2,150
Debt instrument conversion rate																																							65.00%
Debt instrument discount rate																																							35.00%
Ownership limitations																																							4.99%
Legal fees																																							$ 3,750
Debt instrument default interest rate																																							22.00%
Debt premium																																							$ 28,942																				28,942
Penalty amount																																							1,000
Principal amount																																																											53,750
Proceeds from convertible debt																																							$ 50,000
1800 Diagonal Lending LLC [Member]
Debt instrument original issue discount rate																						15.00%	15.00%																										150.00%							150.00%		150.00%
Original issue discounts amount																						$ 8,200	$ 8,200
Principal amount																		$ 49,200				$ 49,200	$ 49,200
Debt instrument maturity date														Dec. 30, 2024
Debt instrument interest rate percentage																						22.00%	22.00%
Accrued interest																		5,683																															$ 1,771							$ 1,771		$ 1,193
Debt remaining																																																	144,200							$ 144,200		$ 98,400
Legal and financing costs																						$ 6,000	$ 6,000
Net proceeds																						$ 35,000	$ 35,000
Monthly payment amount																		28,290
Principal amount													$ 7,072.50	$ 7,072.50				7,072.50
Payment of debt																		56,580
Debt instrument conversion rate																																																								65.00%		65.00%
Debt instrument discount rate																																																								35.00%		35.00%
Ownership limitations																																																								4.99%		4.99%
1800 Diagonal Lending LLC [Member] | Forecast [Member]
Monthly payment amount																		28,290
Principal amount													$ 7,072.50	$ 7,072.50				7,072.50
Payment of debt																		56,580
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Principal amount												$ 65,000																																														$ 0
Debt instrument maturity date												Nov. 30, 2025
Debt instrument interest rate percentage																												8.00%
Debt descrition												The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is November 30, 2025 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Purchase amount												$ 56,000
Debt instrument default interest rate																												35.00%
Debt premium																																																										134,615
Debt outstanding principal percentage																												22.00%
Penalty amount																												$ 1,000
Convertible debt principal amount																																																										250,000
Percentage of outstanding shares of common stock																												150.00%
Debt instrument settlement debt amount																												$ 134,615
Accrued interest																																																										9,863
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate																												110.00%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate																												129.00%
Percentage of outstanding shares of common stock																												9.99%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | July Eleven Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Principal amount																																											$ 105,000
Debt instrument maturity date																																											Jun. 30, 2023
Debt instrument interest rate percentage																																											8.00%
Debt issuance costs																																											$ 3,750
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | July Six Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Principal amount																																			$ 65,000
Debt instrument maturity date																																			Jun. 29, 2024
Debt issuance costs																																			$ 5,000
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | July Nineteen Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Principal amount																																		$ 45,000
Debt instrument maturity date																																		Jul. 19, 2024
Debt issuance costs																																		$ 5,000
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | August Sixteen Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Principal amount																																$ 55,000
Debt instrument maturity date																																Aug. 16, 2024
Debt issuance costs																																$ 5,000
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | October Twenty Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Principal amount																													$ 40,000
Debt instrument maturity date																													Oct. 20, 2024
Debt issuance costs																													$ 5,000
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | November Twenty Nine Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Principal amount																												$ 45,000
Debt instrument maturity date																												Sep. 15, 2024
Debt issuance costs																												$ 5,000
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Monthly payment amount		$ 9,343.75	$ 9,343.75	$ 9,343.75	$ 9,343.75	$ 37,375.00
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement One [Member]
Principal amount									$ 79,200
Debt instrument maturity date									Jan. 30, 2026
Debt descrition									The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is January 30, 2026 and the note bears a one-time interest charge of fifteen percent that shall be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five (5) payments
Purchase amount									$ 67,000
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement One [Member] | Forecast [Member]
Monthly payment amount	$ 11,385			$ 45,540
ONE44 Capital LLC [Member]
Accrued interest																																																	1,006							$ 1,006		9,909	24,255
Debt premium																																																										100,000	133,305
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																											$ 150,000									$ 111,111					$ 110,000								$ 104,460							$ 104,460		119,300	118,111
Debt instrument maturity date																																									Aug. 15, 2022
Debt instrument interest rate percentage																											10.00%									10.00%					10.00%								24.00%							24.00%
Accrued interest																																																	$ 12,570							$ 12,570		6,726	4,726
Original issue discount																											$ 15,000									$ 11,111					$ 10,000
Ownership limitations																											4.99%
Legal fees																											$ 7,500									$ 5,500					$ 5,500
Debt premium																																																	9,893							9,893		98,311	182,376
Debt outstanding principal percentage																											24.00%
Debt instrument increase principal percentage																											20.00%
Convertible debt principal amount																																																								14,840		148,811	338,700
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument conversion rate																											60.00%
Debt instrument discount rate																											35.00%
Debt instrument default interest rate																											120.00%
Penalty amount																											$ 250
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument conversion rate																											65.00%
Debt instrument discount rate																											40.00%
Debt instrument default interest rate																											135.00%
Penalty amount																											$ 500
GS Capital Partners, LLC [Member]
Accrued interest																																																	4,365							4,365		8,700	2,945
Debt conversion description																			GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Derivative fixed interest rate																																																										1,254
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Principal amount										$ 33,000	$ 43,000								$ 33,000	$ 33,000					$ 27,500					$ 61,000	$ 77,500									$ 71,500		$ 93,000																83,000
Debt instrument maturity date										Nov. 11, 2025	Oct. 07, 2025								Mar. 20, 2025	Feb. 02, 2025					Oct. 12, 2024					Apr. 12, 2024	Feb. 23, 2024									Mar. 21, 2023		Apr. 12, 2023
Debt instrument interest rate percentage										8.00%	8.00%								8.00%	8.00%					8.00%					8.00%	8.00%									8.00%		8.00%
Debt instrument increase interest rate																														24.00%	24.00%
Accrued interest																																																	11,366							11,366		8,364	4,263
Debt remaining																																																	197,650							197,650		$ 110,500	75,300
Original issue discount										$ 3,000	$ 3,000								$ 3,000	$ 3,000					$ 2,500					$ 3,500	$ 5,000									$ 4,000		$ 5,000
Net proceeds																																								$ 65,000		$ 85,000
Debt instrument conversion rate																			60.00%						60.00%
Debt instrument discount rate																			40.00%						40.00%
Ownership limitations																																								4.99%		4.99%													4.99%			4.99%
Legal fees																														$ 2,500	$ 2,500									$ 2,500		$ 3,000
Debt instrument default interest rate																																																										24.00%
Debt instrument increase principal percentage																			20.00%						20.00%
Debt conversion description										The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $6 per share, provided that the fixed price will be reduced to $3 per share in the event that the market price of the Common Stock trades below $5 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $9 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $8 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.								The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.					The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.					The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $900 per share, provided that the fixed price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.									Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share
Fee amount																																																										$ 3,832
Derivative liabilities																																																	142,000							142,000		110,500	75,300
Conversion price percentage																																								65.00%		65.00%
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate																			110.00%						110.00%
Penalty amount																			$ 250						$ 250
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate																			125.00%						125.00%
Penalty amount																			$ 500						$ 500
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Principal amount																				$ 33,000
Debt instrument maturity date																				Feb. 02, 2025
Debt instrument interest rate percentage																				8.00%
Original issue discount																				$ 3,000
Debt instrument default interest rate																				24.00%
Debt instrument increase principal percentage																				20.00%
Debt conversion description																				The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note). The GS Capital note shall be bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value.
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Debt instrument default interest rate																				110.00%
Penalty amount																				$ 250
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Debt instrument default interest rate																				125.00%
Penalty amount																				$ 500
GS Capital Partners, LLC [Member] | August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																																																								$ 54,850		130,800	89,200
Coventry Enterprises LLC Securities Purchase Agreement [Member]
Monthly payment amount																																					$ 19,643
Coventry Enterprises LLC Securities Purchase Agreement [Member] | Securities Purchase Agreement [Member]
Principal amount																																					$ 125,000	$ 125,000										$ 142,909
Debt instrument interest rate percentage																																					10.00%	10.00%
Accrued interest																																																70											22,749
Amortization of debt discount																																					$ 37,500	$ 37,500
Original issue discount																																					25,000	25,000
Debt instrument default interest rate																																																								24.00%
Debt premium																																																										13,328
Convertible debt principal amount																																					125,000
Amount repaid for covertible debt																																																	121,650							$ 121,650		2,043	5,049
Proceeds from convertible debt																																					100,000
Debt instrument guaranteed interest																																					$ 12,500	$ 12,500
Number of shares issued | shares																																					1	1
Debt Default penalty																																																											25,000
Amount of convertible debt outstanding with penalty																																																										0	144,951
Issuance of common stock for conversion of convertible debt and accrued interest																																																											561
Settlement of convertible debt																																																$ 142,979
Interest payable current and non current																																																										357
104 LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																					$ 33,750					$ 50,000
Debt instrument maturity date																					Jun. 20, 2025					Mar. 01, 2025
Debt descrition																					the Company has the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.
Accrued interest																																																	2,958							2,958		1,429
Debt remaining																																																	83,125							83,125		83,750
Original issue discount																					$ 3,375					$ 3,125
Legal and financing costs																					5,200					7,500
Principal amount																																																								4,000
Purchase amount																					$ 30,375					$ 46,875
Debt instrument conversion rate																					65.00%
Debt instrument discount rate																					35.00%
Ownership limitations																					4.99%
Debt premium																																																										45,096
Principal amount																																																								625
104 LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument interest rate percentage																					8.00%					8.00%
104 LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument interest rate percentage																					16.00%					16.00%
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																$ 22,000
Accrued interest																																																	443							443
Debt remaining																																																	14,000							14,000
Original issue discount																$ 2,000
Debt instrument conversion rate																60.00%
Debt instrument discount rate																40.00%
Debt instrument increase principal percentage																20.00%
Convertible debt principal amount																																																								14,000
Repayment of principal amount																																														$ 8,000
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate																110.00%
Penalty amount																$ 250
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate																125.00%
Penalty amount																$ 500
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Debt instrument interest rate percentage								8.00%
Debt conversion description								The Geebis note is exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note is equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future. Notwithstanding the foregoing, such conversions are subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company is required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.
Crown Bridge Partners, LLC [Member]
Principal amount																																																	$ 65,280							$ 65,280		$ 65,280
Debt instrument interest rate percentage																																																	15.00%							15.00%		15.00%
Accrued interest																																																	$ 52,918							$ 52,918		$ 45,541
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																																																	65,280							65,280		65,280	65,280												$ 65,280	$ 9,600
Debt instrument maturity date																																													Oct. 03, 2020
Debt instrument interest rate percentage																																													15.00%
Debt descrition																																													The conversion price of the Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion under such note, including the day upon which such notice was received subject to 4.99% or 9.99% beneficial ownership limitations
Accrued interest																																																	52,918							52,918		45,541	35,722												$ 25,930
Original issue discount																																													$ 5,000
Debt premium																																													72,000														13,889													6,400
Proceeds from convertible debt																																													$ 100,000
Unissued shares conversion | shares																																												0.0003
Equity conversion																																																																								$ 16,000
Gain on extinguishment of debt																																																											43,520
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Ownership limitations																																													4.99%
Debt instrument default interest rate																																													110.00%
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Ownership limitations																																													9.99%
Debt instrument default interest rate																																													150.00%
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | October Three Two Thousand Nineteen Auctus Note [Member]
Principal amount																																													$ 108,000
Debt remaining																																																												$ 65,280
Principal amount																																													$ 3,000
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | August Two Thousand Nineteen Auctus Note [Member]
Accrued interest																																																												7,232
Debt premium																																																												28,480
Convertible debt principal amount																																																												$ 42,720
Crown Bridge Partners, LLC [Member] | Crown Bridge Financing Agreement [Member]
Debt remaining																																																											$ 0
Loans Payable [Member]
Debt instrument original issue discount rate																																	10.00%
Original issue discounts amount																																	$ 120,000
Principal amount																																	$ 132,000
Debt instrument maturity date																																	Nov. 15, 2023
Debt instrument interest rate percentage																																	10.00%
Debt instrument increase interest rate																																	18.00%
Debt descrition																																	The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment.
Debt instrument interest rate																								130.00%																							130.00%
Accrued interest																																																	30,711							30,711		15,536
Amortization of debt discount																																																										12,000
Debt remaining																																																	132,000							132,000		132,000
Original issue discount																																																	0							0		0
Note payable, net of discount																																																	132,000							132,000		132,000
Loans Payable [Member] | Promissory Note [Member]
Debt remaining																																																	281,508							281,508		204,694
Original issue discount																																																	$ 43,892							$ 43,892		25,706
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
Principal amount																		49,200
Accrued interest																		$ 5,683
Monthly payment amount															$ 28,290
Principal amount															7,072.50
Payment of debt															$ 56,580
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Payment of debt		$ 74,750.00
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement One [Member] | Forecast [Member]
Payment of debt	$ 91,080
Red Road Holdings Promissory Note [Member]
Debt instrument original issue discount rate																	15.00%																																150.00%							150.00%
Original issue discounts amount																	$ 8,200
Principal amount																	$ 49,200
Debt instrument interest rate percentage																	22.00%
Accrued interest																																																	$ 2,366							$ 2,366
Debt remaining																																																	49,200							49,200
Legal and financing costs																	$ 6,000
Net proceeds																	35,000
Monthly payment amount																	28,290
Principal amount																	$ 7,072.50
Debt instrument conversion rate																	65.00%
Debt instrument discount rate																	35.00%
Ownership limitations																	4.99%
Red Road Holdings Promissory Note [Member] | Subsequent Event [Member]
Payment of debt								$ 56,580
Red Road Holdings Promissory Note [Member] | Forecast [Member]
Principal amount							$ 7,072.50
Three Outstanding Convertible Notes [Member]
Convertible note																																																	$ 275,485							$ 275,485
Convertible Notes Payable [Member]
Convertible note																																																										$ 83,000
Maturity date description																																																										maturity dates between February 23, 2024 and April 12, 2024